SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interests (Details) $ in Thousands	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Noncontrolling interest	$ 2,000